Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Undiscounted lease payments	$ 2,221,827	$ 2,135,128
Present value adjustment	(424,129)	(401,099)
Total Lease liability	1,797,698	1,734,029
Breakdown:
Current liabilities	356,358	335,681
Non-current liabilities	1,441,340	1,398,348
Total Lease liability	$ 1,797,698	$ 1,734,029	$ 1,771,627	$ 1,841,227